UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21735
Eaton Vance Tax Managed Buy-Write Opportunities Fund
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq.
Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
(Registrant’s Telephone Number, Including Area Code)	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2007

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Opportunities Fund                                                      as of March 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.1%

Security	Shares	Value
Aerospace & Defense — 1.5%
General Dynamics Corp.	54,228	$4,143,019
Honeywell International, Inc.	153,464	7,068,552
Northrop Grumman Corp.	87,518	6,495,586
		$17,707,157
Air Freight & Logistics — 0.6%
FedEx Corp.	66,217	$7,113,692
		$7,113,692
Auto Components — 0.4%
Johnson Controls, Inc.	54,584	$5,164,738
		$5,164,738
Beverages — 1.2%
Brown-Forman Corp., Class B	10,403	$682,021
Coca-Cola Co.	117,208	5,625,984
PepsiCo, Inc.	119,822	7,615,886
		$13,923,891
Biotechnology — 4.4%
Amgen, Inc. (1)	355,963	$19,891,212
Biogen Idec, Inc. (1)	156,386	6,940,411
BioMarin Pharmaceutical, Inc. (1)	33,661	580,989
CV Therapeutics, Inc. (1)	87,952	692,182
Enzon Pharmaceuticals, Inc. (1)	85,000	692,750
Genzyme Corp. (1)	101,950	6,119,039
Gilead Sciences, Inc. (1)	213,291	16,316,762
LifeCell Corp. (1)	27,297	681,606
Martek Biosciences Corp. (1)	20,000	412,400
Regeneron Pharmaceuticals, Inc. (1)	50,714	1,096,437
		$53,423,788
Building Products — 0.1%
Masco Corp.	40,000	$1,096,000
		$1,096,000
Capital Markets — 2.4%
Amvescap PLC	80,706	$1,783,603
Bank of New York Co., Inc.	228,487	9,265,148
Charles Schwab Corp.	97,584	1,784,811
Federated Investors, Inc., Class B	17,577	645,427
Franklin Resources, Inc.	73,904	8,929,820
Goldman Sachs Group, Inc.	26,059	5,384,571
T. Rowe Price Group, Inc.	21,876	1,032,328
		$28,825,708

Chemicals — 1.5%
Dow Chemical Co.	137,985	$6,327,992
Du Pont E.I. de Nemours Co.	14,281	705,910
Eastman Chemical Co.	33,114	2,097,110
Monsanto Co.	155,450	8,543,532
Rohm & Haas Co.	14,250	737,010
		$18,411,554
Commercial Banks — 2.2%
Comerica, Inc.	9,100	$537,992
Compass Bancshares, Inc.	11,751	808,469
First Horizon National Corp.	32,450	1,347,649
Huntington Bancshares, Inc.	21,800	476,330
Marshall & Ilsley Corp.	42,370	1,962,155
National City Corp.	208,604	7,770,499
Popular, Inc.	44,871	743,064
Regions Financial Corp.	76,138	2,693,001
Synovus Financial Corp.	18,347	593,342
Wells Fargo & Co.	288,882	9,946,207
		$26,878,708
Commercial Services & Supplies — 1.2%
ACCO Brands Corp. (1)	11,126	$268,025
Avery Dennison Corp.	9,865	633,925
Cintas Corp.	213,538	7,708,722
Donnelley (R.R) & Sons Co.	85,009	3,110,479
Equifax, Inc.	17,858	650,924
Half (Robert) International, Inc.	15,046	556,853
Pitney Bowes, Inc.	21,262	965,082
		$13,894,010
Communications Equipment — 6.5%
Ciena Corp. (1)	21,580	$603,161
Cisco Systems, Inc. (1)	1,049,300	26,788,629
Corning, Inc. (1)	173,033	3,934,770
Motorola, Inc.	249,211	4,403,558
Nokia Oyj ADR	14,245	326,495
QUALCOMM, Inc.	861,389	36,746,855
Research in Motion, Ltd. (1)	38,728	5,285,985
		$78,089,453
Computer Peripherals — 6.2%
Apple Computer, Inc. (1)	429,908	$39,942,752
Brocade Communications Systems, Inc. (1)	98,179	934,664
Dell, Inc. (1)	376,767	8,744,762
Hewlett-Packard Co.	90,000	3,612,600
International Business Machines Corp.	84,281	7,944,327

Network Appliance, Inc. (1)	196,068	$7,160,403
Palm, Inc. (1)	183,682	3,330,155
Seagate Technology	110,461	2,573,741
		$74,243,404
Construction & Engineering — 0.1%
Fluor Corp.	9,092	$815,734
		$815,734
Consumer Finance — 0.4%
Capital One Financial Corp.	60,518	$4,566,688
		$4,566,688
Containers & Packaging — 0.2%
Bemis Co., Inc.	19,722	$658,518
Temple-Inland, Inc.	33,131	1,979,246
		$2,637,764
Distributors — 0.1%
Genuine Parts Co.	12,694	$622,006
		$622,006
Diversified Consumer Services — 0.2%
H&R Block, Inc.	109,446	$2,302,744
		$2,302,744
Diversified Financial Services — 3.9%
Bank of America Corp.	328,964	$16,783,743
Chicago Mercantile Exchange Holdings, Inc.	2,000	1,064,920
CIT Group Inc.	12,621	667,903
Citigroup, Inc.	377,766	19,394,506
JPMorgan Chase & Co.	141,291	6,835,659
Moody’s Corp.	26,753	1,660,291
		$46,407,022
Diversified Telecommunication Services — 2.1%
AT&T Corp.	233,372	$9,201,858
Citizens Communications Co.	425,089	6,355,081
Verizon Communications, Inc.	251,832	9,549,469
		$25,106,408
Electric Utilities — 0.7%
Duke Energy Corp.	294,363	$5,972,625
PPL Corp.	59,438	2,431,014
		$8,403,639
Electrical Equipment — 0.5%
Cooper Industries, Ltd., Class A	30,288	$1,362,657
Emerson Electric Co.	119,418	5,145,722
		$6,508,379

Electronic Equipment & Instruments — 0.2%
Agilent Technologies, Inc. (1)	80,301	$2,705,341
		$2,705,341
Energy Equipment & Services — 1.0%
Diamond Offshore Drilling, Inc.	41,269	$3,340,726
Halliburton Co.	247,660	7,860,728
Transocean, Inc. (1)	11,652	951,968
		$12,153,422
Food & Staples Retailing — 2.8%
CVS Corp.	378,657	$12,927,350
Safeway, Inc.	182,171	6,674,745
SUPERVALU, Inc.	15,863	619,767
Wal-Mart Stores, Inc.	281,358	13,209,758
		$33,431,620
Food Products — 0.7%
Campbell Soup Co.	16,880	$657,476
ConAgra Foods, Inc.	156,193	3,890,768
H.J. Heinz Co.	18,409	867,432
Hershey Co.	10,759	588,087
McCormick & Co., Inc.	15,743	606,420
Sara Lee Corp.	140,854	2,383,250
		$8,993,433
Gas Utilities — 0.1%
Nicor, Inc.	28,999	$1,404,132
		$1,404,132
Health Care Equipment & Supplies — 1.5%
Baxter International, Inc.	53,182	$2,801,096
Becton, Dickinson and Co.	9,808	754,137
C.R. Bard, Inc.	8,005	636,478
Cooper Cos., Inc.	2,438	118,536
Hospira, Inc. (1)	13,496	551,986
Intuitive Surgical, Inc. (1)	13,918	1,692,011
Medtronic, Inc.	115,235	5,653,429
Stryker Corp.	66,366	4,401,393
Zimmer Holdings, Inc. (1)	11,520	983,923
		$17,592,989
Health Care Providers & Services — 1.4%
Genesis HealthCare Corp. (1)	30,003	$1,893,489
Humana, Inc. (1)	24,940	1,447,019
Manor Care, Inc.	34,326	1,865,961
McKesson Corp.	125,762	7,362,108
Omnicare, Inc.	14,000	556,780
Quest Diagnostics, Inc.	72,955	3,638,266
		$16,763,623

Hotels, Restaurants & Leisure — 1.8%
Carnival Corp.	19,600	$918,456
Harrah’s Entertainment, Inc.	84,311	7,120,064
International Game Technology	18,708	755,429
McDonald’s Corp.	13,554	610,608
Starbucks Corp. (1)	308,379	9,670,765
Starwood Hotels & Resorts Worldwide, Inc.	32,575	2,112,489
Tim Hortons, Inc.	15,241	463,631
Wendy’s International Inc.	11,254	352,250
		$22,003,692
Household Durables — 1.0%
D.R. Horton, Inc.	62,229	$1,369,038
Fortune Brands, Inc.	40,476	3,190,318
Garmin, Ltd.	90,000	4,873,500
Stanley Works	56,752	3,141,791
		$12,574,647
Household Products — 1.1%
Colgate-Palmolive Co.	7,774	$519,226
Procter & Gamble Co.	200,625	12,671,475
		$13,190,701
Independent Power Producers & Energy Traders — 0.4%
TXU Corp.	79,912	$5,122,359
		$5,122,359
Industrial Conglomerates — 2.6%
General Electric Co.	761,087	$26,912,036
Textron Inc.	7,000	628,600
Tyco International, Ltd.	128,365	4,049,916
		$31,590,552
Insurance — 3.2%
ACE, Ltd.	68,766	$3,923,788
American International Group, Inc.	156,261	10,503,864
AON Corp.	21,504	816,292
Arthur J. Gallagher & Co.	115,781	3,280,076
Cincinnati Financial Corp.	13,382	567,397
Lincoln National Corp.	20,282	1,374,917
Marsh & McLennan Cos., Inc.	110,850	3,246,797
Progressive Corp.	14,112	307,924
Prudential Financial, Inc.	44,972	4,059,173
RenaissanceRe Holdings, Ltd.	33,585	1,683,952
SAFECO Corp.	12,497	830,176
Travelers Cos., Inc.	139,548	7,224,400
W. R. Berkley Corp.	19,029	630,241
XL Capital Ltd., Class A	1,697	118,722
		$38,567,719

Internet & Catalog Retail — 0.7%
IAC/InterActiveCorp (1)	227,517	$8,579,666
		$8,579,666
Internet Software & Services — 4.9%
eBay, Inc. (1)	414,488	$13,740,277
Google, Inc., Class A (1)	70,553	32,324,563
Yahoo!, Inc. (1)	426,913	13,358,108
		$59,422,948
IT Services — 1.8%
Automatic Data Processing, Inc.	41,954	$2,030,574
CheckFree Corp. (1)	91,365	3,388,728
Infosys Technologies, Ltd. ADR	73,468	3,691,767
MoneyGram International, Inc.	77,078	2,139,685
Paychex, Inc.	218,890	8,289,364
Satyam Computer Services, Ltd. ADR	106,132	2,409,196
		$21,949,314
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	19,707	$444,590
Mattel, Inc.	29,756	820,373
		$1,264,963
Life Sciences Tools & Services — 0.2%
Millipore Corp. (1)	9,704	$703,249
PerkinElmer, Inc.	28,152	681,841
Waters Corp. (1)	13,273	769,834
		$2,154,924
Machinery — 1.8%
Caterpillar, Inc.	110,370	$7,398,101
Danaher Corp.	39,155	2,797,625
Deere & Co.	56,159	6,101,114
Eaton Corp.	58,699	4,904,888
		$21,201,728
Media — 5.1%
CBS Corp., Class B	66,548	$2,035,703
Comcast Corp., Class A (1)	690,296	17,913,181
Dow Jones & Co., Inc.	21,109	727,627
Idearc, Inc.	12,591	441,944
Meredith Corp.	10,785	618,951
Omnicom Group, Inc.	40,734	4,170,347
Sirius Satellite Radio, Inc. (1)	728,642	2,331,654
Time Warner, Inc.	461,816	9,107,012
TiVo, Inc. (1)	326,806	2,075,218
Viacom, Inc., Class B (1)	62,696	2,577,433

Virgin Media, Inc.	244,993	$6,186,073
Walt Disney Co.	368,043	12,671,721
		$60,856,864
Metals & Mining — 1.1%
Companhia Vale do Rio Doce ADR	30,000	$1,109,700
Freeport-McMoRan Copper & Gold, Inc., Class B	116,752	7,727,815
Nucor Corp.	71,463	4,654,385
		$13,491,900
Multiline Retail — 1.5%
Dollar General Corp.	35,000	$740,250
Federated Department Stores, Inc.	55,726	2,510,456
J.C. Penney Company, Inc.	18,426	1,513,880
Nordstrom, Inc.	87,000	4,605,780
Sears Holdings Corp. (1)	49,925	8,994,488
		$18,364,854
Multi-Utilities — 1.6%
Ameren Corp.	117,357	$5,903,057
KeySpan Corp.	19,542	804,153
NiSource, Inc.	233,391	5,704,076
PG&E Corp.	6,785	327,512
Public Service Enterprise Group, Inc.	77,955	6,473,383
		$19,212,181
Office Electronics — 0.1%
Xerox Corp. (1)	98,889	$1,670,235
		$1,670,235
Oil, Gas & Consumable Fuels — 4.8%
Chevron Corp.	71,781	$5,308,923
ConocoPhillips	180,588	12,343,190
EOG Resources, Inc.	34,122	2,434,264
Exxon Mobil Corp.	364,919	27,533,139
Petrohawk Energy Corp. (1)	198,904	2,619,566
Sunoco Inc.	8,264	582,116
Valero Energy Corp.	11,660	751,953
Williams Cos., Inc.	218,252	6,211,452
		$57,784,603
Paper and Forest Products — 0.1%
MeadWestvaco Corp.	45,728	$1,410,252
		$1,410,252
Pharmaceuticals — 4.7%
Abbott Laboratories	122,167	$6,816,919
Allergan, Inc.	6,128	679,105
Bristol-Myers Squibb Co.	331,596	9,205,105
Eli Lilly & Co.	92,218	4,953,029

Endo Pharmaceuticals Holdings, Inc. (1)	31,975	$940,065
Johnson & Johnson Co.	143,589	8,652,673
Merck & Co., Inc.	26,049	1,150,584
Mylan Laboratories, Inc.	27,473	580,779
Pfizer, Inc.	528,005	13,337,406
Valeant Pharmaceuticals International	64,803	1,120,444
Wyeth	178,308	8,920,749
		$56,356,858
Real Estate Investment Trusts (REITs) — 0.3%
Host Hotels & Resorts, Inc.	19,942	$524,674
Plum Creek Timber Co., Inc.	14,401	567,687
Simon Property Group, Inc.	19,298	2,146,903
		$3,239,264
Road & Rail — 0.2%
CSX Corp.	24,910	$997,646
Norfolk Southern Corp.	17,741	897,695
Ryder System, Inc.	10,708	528,333
		$2,423,674
Semiconductors & Semiconductor Equipment — 6.0%
Analog Devices, Inc.	144,139	$4,971,354
Applied Materials, Inc.	669,505	12,265,332
ASML Holding N.V. (1)	49,041	1,213,765
Atheros Communications, Inc. (1)	76,210	1,823,705
Intel Corp.	787,756	15,069,772
Intersil Corp., Class A	53,271	1,411,149
LSI Logic Corp. (1)	140,907	1,471,069
Marvell Technology Group, Ltd. (1)	314,946	5,294,242
Maxim Integrated Products, Inc.	262,593	7,720,234
MEMC Electronic Materials, Inc. (1)	79,127	4,793,514
Micron Technology, Inc. (1)	125,916	1,521,065
National Semiconductor Corp.	106,880	2,580,083
NVIDIA Corp. (1)	205,118	5,903,296
PMC-Sierra, Inc. (1)	132,829	931,131
STMicroelectronics N.V.	85,975	1,650,720
Teradyne, Inc. (1)	127,301	2,105,559
Tessera Technologies, Inc. (1)	26,142	1,038,883
Verigy, Ltd. (1)	9,831	230,734
		$71,995,607
Software — 7.4%
Adobe Systems, Inc. (1)	255,331	$10,647,303
BMC Software, Inc. (1)	15,015	462,312
Business Objects SA ADR (1)	42,163	1,525,879
Compuware Corp. (1)	87,217	827,689
Electronic Arts, Inc. (1)	68,702	3,459,833

i2 Technologies, Inc. (1)	88,398	$2,121,552
Microsoft Corp.	1,623,438	45,245,217
NAVTEQ Corp. (1)	54,574	1,882,803
Oracle Corp. (1)	1,243,465	22,544,020
Wind River Systems, Inc. (1)	63,851	634,679
		$89,351,287
Specialty Retail — 2.1%
Bed Bath and Beyond, Inc. (1)	184,051	$7,393,329
Best Buy Co., Inc.	87,871	4,281,075
Gap, Inc.	174,362	3,000,770
Lowe’s Companies, Inc.	169,876	5,349,395
Men’s Wearhouse, Inc.	32,380	1,523,479
Stein Mart, Inc.	23,963	391,076
Tiffany & Co.	16,186	736,139
TJX Companies, Inc.	84,338	2,273,753
		$24,949,016
Textiles, Apparel & Luxury Goods — 0.4%
Coach, Inc. (1)	22,579	$1,130,079
Hanesbrands, Inc. (1)	17,606	517,440
NIKE, Inc., Class B	28,394	3,017,146
		$4,664,665
Tobacco — 1.2%
Altria Group, Inc.	102,975	$9,042,235
Reynolds American, Inc.	71,312	4,450,582
UST, Inc.	23,549	1,365,371
		$14,858,188
Wireless Telecommunication Services — 0.8%
Alltel Corp.	87,000	$5,394,000
NII Holdings, Inc. (1)	57,839	4,290,497
		$9,684,497
Total Common Stocks (identified cost $1,058,374,676)		$1,217,124,205
Total Investments — 101.1% (identified cost $1,058,374,676)		$1,217,124,205

Covered Call Options Written — (1.7)%

	Number of	Premium
Type of Contract	Contracts	Received	Value
Nasdaq 100 Index, Expires 4/21/07, Strike 1,770	1,170	$3,063,645	$(3,533,400)
Nasdaq 100 Index, Expires 4/21/07, Strike 1,775	543	1,204,645	(1,525,830)
Nasdaq 100 Index, Expires 4/21/07, Strike 1,785	792	2,067,224	(1,845,360)
Nasdaq 100 Index, Expires 4/21/07, Strike 1,800	259	654,882	(404,040)
S&P 500 Index, Expires 4/21/07, Strike 1,400	1,692	2,866,519	(5,752,800)
S&P 500 Index, Expires 4/21/07, Strike 1,410	1,250	1,900,125	(3,300,000)
S&P 500 Index, Expires 4/21/07, Strike 1,415	299	537,303	(666,770)
S&P 500 Index, Expires 4/21/07, Strike 1,420	1,391	2,355,770	(2,615,080)
S&P 500 Index, Expires 4/21/07, Strike 1,435	570	1,024,917	(655,500)
Total Covered Call Options — (1.7)% (Premiums received, $15,675,030)			$(20,298,780)
Other Assets, Less Liabilities — 0.6%			$7,595,964
Net Assets — 100.0%			$1,204,421,389

ADR	—	American Depository Receipt
(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2007 as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,058,383,758
Gross unrealized appreciation	$185,629,488
Gross unrealized depreciation	(26,889,041)
Net unrealized appreciation	$158,740,447

Written call option activity for three months ended March 31, 2007 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	7,867	$16,816,052
Options written	23,743	47,399,262
Options terminated in closing purchase transactions	(23,644)	(48,540,284)
Outstanding, end of period	7,966	$15,675,030

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2007, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) During the second fiscal quarter of the period covered by this report, the registrant’s internal control over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floating rate obligations in light of Statement of Financial Accounting Standards No. 140.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax Managed Buy-Write Opportunities Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 18, 2007
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	May 18, 2007